LEASES - Narratives (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) contract	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
LEASES
Sublease income	¥ 148	¥ 163	¥ 143
Negative lease expense recognized under the relief using variable lease expense approach			¥ 98
Number of lease contracts | contract	16
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 5,044